Goodwill and Intangible Assets, Net - Summary of Goodwill Activity (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill [Line Items]
Begining Balacne	$ 249,773	$ 137,121	$ 98,645
Goodwill acquired	776,147	112,356	38,515
Foreign currency translation	(28,259)	296	(39)
Ending Balacne	$ 997,661	$ 249,773	$ 137,121